Foreign Exchange (Gain) Loss, Net (Tables)	12 Months Ended
Dec. 31, 2022
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net

For the years ended December 31,	2022	2021	2020
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	365	(230)	(194)
Other	—	(82)	63
Unrealized Foreign Exchange (Gain) Loss	365	(312)	(131)
Realized Foreign Exchange (Gain) Loss	(22)	138	(50)
	343	(174)	(181)